Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

Note 14 — Income Taxes

The Company’s effective income tax rate is a combination of federal, state and foreign tax rates and differs from the U.S. statutory rate due to taxes on foreign income, permanent differences including tax-exempt interest, and the resolution of tax uncertainties, offset by a valuation allowance against U.S. deferred income tax assets.

At December 31, 2012, the Company had unrecognized tax benefits totaling $5,151,000, which would have a favorable impact on the Company’s provision (benefit), if recognized.

In the three months ended March 31, 2013 and 2012, the Company generated federal and state net operating income for income tax purposes before the assumed offset against the Company’s net operating loss carry forwards. These federal and state net operating loss carry forwards total approximately $21,537,000 at March 31, 2013 and begin to expire in 2018, if not utilized. Of the Company’s tax credit carry forwards, $1,399,000 begin to expire in 2017, if not utilized.

Note 19 — Income Taxes

The Company files U.S. federal and U.S. state tax returns. At December 31, 2012, the Company had unrecognized tax benefits totaling $5,151,000, of which would have a favorable impact on our tax provision (benefit), if recognized.

Pre-tax earnings consisted of the following for the years ended December 31, 2012 and 2011:

December 31,	2012	2011

Total Pre-Tax (Loss) Earnings	$363,038	$(3,851,892)

The provision (benefit) for income taxes for the years ended December 31, 2012 and 2011 was as follows:

	2012	2011

Current Income Tax Provision (Benefit)
Federal – (all related to Gain on Sale of Discontinued Operations)	$19,800	$—
State and Foreign	20,398	27,689
State Tax Credit Refund	—	—
Net Change in Liability for Unrecognized Tax Benefits	—	—
	$40,198	$27,689
Deferred Provision (Benefit)	—	—

Total Provision (Benefit)	$40,198	$27,689

A reconciliation of the statutory U.S. federal income tax rate to the effective rates for the years ended December 31, 2012 and 2011 is as follows:

	2012	2011
Federal Income Tax at Statutory Rate	34.0%	34.0%
State Tax Provision, Net of Federal Benefit	3.5%	—
Meals and Entertainment	1.4%	(0.3)%
Stock Compensation Expense	16.1%	(2.6)%
Research and Development Credits	4.2%	(0.7)%
Officer’s Life Insurance	0.3%	—
Change in Rate Assumptions	(114.5)%	—
Adjustments to Prior Year Tax Credits	(11.6)%	—

Effective Tax Rate	(66.6)%	30.4%
Change in Valuations Allowance	77.7%	(30.4)%

Net Effective Tax Rate	11.1%	0.0%

Deferred tax assets (liabilities) for the years ended December 31, 2012 and 2011 consist of the following:

	2012	2011
Assets
Current
Inventory and Inventory Related Items	$234,000	$103,000
Warranty Reserves	32,000	14,000
Accrued Interest	152,000	73,000
Accrued Services	28,000	4,000
Accrued Loss Contingency	9,000		-
Non-Current
Net Operating Loss Carryforwards	2,881,000	3,267,000
Accrued Compensation	405,000	122,000
Tax Credit Carryforwards	1,399,000	1,347,000
Depreciation	11,000	9,000

Total Gross Deferred Tax Assets	$5,151,000	$4,939,000
Valuation Allowance — 100%	(5,151,000)	(4,939,000)

Total Net Deferred Tax Assets	$—	$—

Liabilities
Current
Patent costs	$-	$70,000

Total Gross Deferred Tax Liabilities	-	70,000
Valuation Allowance — 100%	-	(70,000)

Total Net Deferred Tax Liability	$—	$—

Net Deferred Tax	$—	$—

	2012	2011
Net Current Deferred Tax Assets	$—	$—
Net Long-Term Deferred Tax Assets	$—	$—

In 2012 and 2011, the Company generated federal and state net operating losses for income tax purposes. These federal and state net operating loss carryforwards, which total approximately $20,607,000 at December 31, 2012 and begin to expire in 2018, if not utilized. Of the Company’s tax credit carryforwards, federal general business tax credits of $1,157,000 begin to expire in 2017, if not utilized. The Company’s state tax credits total $242,000 and begin to expire in 2018.

Deferred tax assets, including carryforwards and other attributes, are reviewed for expected realization and a valuation allowance is established when appropriate to reduce the assets to their estimated net realizable value. Expected realization of deferred tax assets is dependent upon sufficient taxable income in the appropriate jurisdiction and period that is also of the appropriate character. The Company has evaluated the availability of such taxable income, the nature of its deferred tax assets and the relevant tax laws in determining the net realizable value of its deferred tax assets.

In addition, the calculation of our tax liabilities involves dealing with uncertainties in the application of complex tax regulations. As a result of the implementation of FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48), we recognize liabilities for uncertain tax positions based on the two-step process prescribed within the interpretation. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step requires us to estimate and measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. It is inherently difficult and subjective to estimate such amounts, as this requires us to determine the probability of various possible outcomes. We re-evaluate these uncertain tax positions on a quarterly basis. This evaluation is based on factors including, but not limited to, changes in facts or circumstances, changes in tax law, effectively settled issues under audit and new audit activity. Such a change in recognition or measurement would result in the recognition of a tax benefit or an additional charge to the tax provision in the period.

The following table summarizes the activity in the valuation allowance account for 2012 and 2011:

Balance, December 31, 2010	$4,256,000

Additions Relating to Uncertain Future Realization of
Net Operating Losses	536,000
Federal Tax Credits	50,000
State Research and Development Tax Credits	27,000

Balance, December 31, 2011	$4,869,000

Additions Relating to Uncertain Future Realization of
Net Operating Losses	230,000
Federal Tax Credits	27,000
State Research and Development Tax Credits	25,000

Balance, December 31, 2012	$5,151,000